TD Asset Management USA Funds Inc.

399 Park Avenue

New York, New York 10022

June 1, 2017

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”)

Securities Act File Nos. 33-96132; and Investment Company Act File No. 811-9086

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company hereby certifies that (i) the Prospectus and Statement of Additional Information dated May 31, 2017 for the Institutional Class shares and Advisor Class shares of TD Short-Term Bond Fund, TD Core Bond Fund, TD High Yield Bond Fund, Epoch U.S. Equity Shareholder Yield Fund, Epoch Global Equity Shareholder Yield Fund, TD Global Low Volatility Equity Fund, TD Target Return Fund and Epoch U.S. Small-Mid Cap Equity Fund, and (ii) the Prospectus and Statement of Additional Information dated May 31, 2017 for TD 1- to 5-Year Corporate Bond Portfolio and TD 5- to 10-Year Corporate Bond Portfolio, do not differ from those contained in Post-Effective Amendment No. 79 to the Company’s Registration Statement on Form N-1A (the “Amendment”) electronically filed with the Securities and Exchange Commission on May 31, 2017. The Amendment became effective immediately upon filing.

Please do not hesitate to contact the undersigned at (617) 859-3437 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/Curtis Barnes

Curtis Barnes

Secretary

cc:	Michele R. Teichner – TD Asset Management USA Funds Inc.

Elliot J. Gluck – Willkie Farr & Gallagher LLP